18. Related Party Transactions: Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel

	2023	2022	2021
	$	$	$
Directors’ and officers’ consulting fees	951,347	687,585	200,858
Cash payment	334,738	-	-
Exploration and evaluation expenditures	415,325	220,765	48,000
Addendum payments	2,554,830	-	-
	4,256,240	908,350	248,858